Taxation	12 Months Ended
Dec. 31, 2025
Taxation
Taxation
11.	Taxation
(a)	Income taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company and its intermediate holding companies in the Cayman Islands are not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company or its subsidiaries in the Cayman Islands to their shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands (“BVI”)

Subsidiaries in the BVI are exempted from income tax on its foreign-derived income in the BVI. There are no withholding taxes in the BVI.

Hong Kong

Subsidiaries in Hong Kong are subject to 16.5% income tax on their taxable income generated from operations in Hong Kong. For the years ended December 31, 2023, 2024 and 2025, the first HK$2 million of profits earned by one of the Company’s subsidiaries incorporated in Hong Kong is taxed at half the current tax rate (i.e., 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate. The payments of dividends by these companies to their shareholders are not subject to any Hong Kong withholding tax.

China mainland

Under the EIT Law, Foreign Invested Enterprises (“FIEs”) and domestic companies would be subject to EIT at a uniform rate of 25%. Preferential tax treatments continue to be granted to FIEs or domestic companies which conduct businesses in certain encouraged sectors and to entities otherwise classified as “Software Enterprises”, “Key Software Enterprises” and/or “High and New Technology Enterprises” (“HNTEs”). The EIT Law became effective on January 1, 2008.

Boguan, NetEase Hangzhou and certain other subsidiaries in China mainland were qualified as HNTEs and enjoyed a preferential tax rate of 15% for 2023, 2024 and 2025.

The aforementioned preferential tax rates are subject to annual review by the relevant tax authorities in China mainland.

According to relevant laws and regulations promulgated by the State Taxation Administration of the PRC announced on March 26, 2023, effective from 2023 onwards, enterprises engaging in research and development activities are entitled to claim 200% of their qualified research and development expenses so incurred as tax deductible expenses when determining their assessable profits for the year (the “Preferential Tax Treatments”).

The following table presents the combined effects of EIT exemptions and tax rate reductions enjoyed by the Group for the years ended December 31, 2023, 2024 and 2025 (in thousands except per share data):

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Aggregate amount of EIT exemptions and tax rate reductions	3,228,359	3,654,069	4,197,821
Earnings per share effect, basic	1.00	1.14	1.32
Earnings per share effect, diluted	0.99	1.13	1.30

The following table sets forth the components of income tax expenses of the Group for the years ended December 31, 2023, 2024 and 2025 (in thousands):

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current tax expense	4,568,267	5,140,682	7,286,811
Deferred tax expense	131,437	320,726	(1,254,125)
Income tax expenses	4,699,704	5,461,408	6,032,686

For the year ended December 31, 2025, of the total income before tax and income tax expenses, around 90% was from China mainland and over 5% was from Hong Kong, while substantially all the income taxes are paid in China mainland.

The following table presents a reconciliation from the China mainland statutory income tax rate of 25% where the Group primarily operates in to the effective income tax rate of the Group for the years ended December 31, 2023 and 2024:

	For the year ended December 31,
	2023	2024
	%	%
Statutory income tax rate	25.0	25.0
Permanent differences	(7.1)	(6.3)
Effect due to different tax rates applicable to overseas entities	0.2	1.0
Effect of lower tax rate applicable to HNTEs and EIT exemptions	(9.5)	(10.2)
Change in valuation allowance and others	0.6	1.5
Effect of withholding income tax (d)	4.6	4.3
Effective income tax rate	13.8	15.3

The following table presents a reconciliation from the China mainland statutory income tax rate of 25% where the Group primarily operates in to the effective income tax rate of the Group for the year ended December 31, 2025 (in thousands):

	For the year ended December 31, 2025
	RMB	%
Statutory income tax rate	10,207,618	25.0
Foreign tax effects	—	—
Hong Kong	—	—
Nontaxable or nondeductible items	(585,158)	(1.4)
Others	234,005	0.6
Singapore	753,536	1.8
Other foreign jurisdictions	(508,033)	(1.2)
Changes in valuation allowances	(546,667)	(1.3)
Nontaxable or nondeductible items	—	—
Preferential Tax Treatments	(1,336,603)	(3.3)
Effect of lower tax rate applicable to HNTEs and EIT exemptions	(4,197,821)	(10.3)
Others	704,224	1.7
Changes in unrecognized tax benefits	(503,516)	(1.2)
Other adjustment	—	—
Effect of withholding tax	1,858,202	4.5
Others	(47,101)	(0.1)
Effective income tax rate	6,032,686	14.8

As of December 31, 2025, certain entities of the Group had net operating tax loss carry forwards of RMB23.4 billion, which is mainly from its subsidiaries and VIEs in China mainland with expiration period from 2026 to 2035.

Full valuation allowance was provided on certain deferred tax assets as the Group’s management does not believe that sufficient positive evidence exists to conclude that recoverability of such deferred tax assets is more likely than not to be realized.

(b)	Sales tax

Pursuant to the provision regulation of the China mainland on VAT and its implementation rules, the Company’s subsidiaries and the VIEs are generally subject to VAT at a rate of 6% from revenues earned from services provided or 16% from sales of general goods, which was reduced to 13% effective from 1 April, 2019.

(c)	Deferred tax assets and liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2024 and 2025 (in thousands):

	December 31,	December 31,
	2024	2025
	RMB	RMB
Deferred tax assets:
Contract liabilities primarily related to online games	1,088,998	1,951,378
Accruals and others	256,777	909,039
Net operating tax loss carry forward	3,684,913	3,923,048
	5,030,688	6,783,465
Less: valuation allowance	(3,917,253)	(3,952,042)
Total	1,113,435	2,831,423

	December 31,	December 31,
	2024	2025
	RMB	RMB
Deferred tax liabilities:
Withholding income tax(d)	2,053,668	2,460,616
Others	119,449	176,642
Total	2,173,117	2,637,258

The Group does not believe that sufficient positive evidence exists to conclude that the recoverability of deferred tax assets of certain entities of the Group is more likely than not to be realized. Consequently, the Group has provided full valuation allowances for certain entities of the Group on the related deferred tax assets. The following table sets forth the movement of the aggregate valuation allowances for deferred tax assets for the periods presented (in thousands):

	Balance at	Net change	Balance at
	January 1	for the year	December 31
	RMB	RMB	RMB
2023	3,971,516	(252,838)	3,718,678
2024	3,718,678	198,575	3,917,253
2025	3,917,253	34,789	3,952,042

(d)	Withholding income tax

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by an enterprise in China mainland to its non-resident enterprise investors. A lower withholding income tax rate of 5% is applied if the non-resident enterprise investor is registered in Hong Kong with at least 25% equity interest in the enterprise in China mainland and meets the relevant conditions or requirements pursuant to the tax arrangement between China mainland and Hong Kong. On February 22, 2008, the Ministry of Finance and State Taxation Administration jointly issued a circular which stated that for FIEs, all profits accumulated up to December 31, 2007 are exempted from withholding tax when they are distributed to foreign investors.

The Group accrued RMB1.5 billion, RMB1.6 billion and RMB1.8 billion (US$225.4 million) withholding tax liabilities mainly associated with all of its earnings expected to be distributed from its subsidiaries in China mainland to overseas for general corporate purposes in 2023, 2024 and 2025, respectively, leaving no undistributed earnings without deferred tax liabilities recognized as of December 31, 2024 and 2025. The Group have repatriated a portion of these earnings and paid related withholding income tax in 2023, 2024 and 2025.